CARTER LEDYARD & MILBURN LLP
  2 Wall Street
  New York, New York  10005
  (212) 732-3200

  February 17, 2004

  Securities and Exchange Commission
  450 Fifth Street, N.W.
  Washington, D.C. 20549

  Re: UBS Pathfinders Trust,
      Treasury and Growth Stock Series 25
      File #333-74557
      Rule 497J Filing

  Dear Sir/Madam:
  On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 17, 2004.

  Very truly yours,
  /s/ Kathleen H. Moriarty, Esq.
      Kathleen H. Moriarty, Esq.
  cc: Patricia Mengiste